Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents, end of period	$ 96,354	$ 154,305
Due from related party	4,881
Prepaid expenses and other assets	13,259	809
Total current assets	114,494	155,114
Non-current assets
Prepaid expenses and other assets	204	92
Property, plant and equipment	158,574	32,684
Exploration and evaluation assets	35,636	7,771
Total assets	308,908	195,661
Current liabilities
Accounts payable	26,243	3,554
Payroll and other taxes	3,479	439
Note payable		270
Lease liabilities	680	376
Royalty agreement call option	5,081
Accrued liabilities	1,959	6
Total current liabilities	37,442	4,645
Non-current liabilities
Export prepayment agreement	77,438
Deferred revenue		4,007
Lease liabilities	2,989	1,945
Asset retirement obligations	6,547	162
Other liabilities	1,386
Total non-current liabilities	88,360	6,114
Total liabilities	125,802	10,759
Shareholders' equity
Share capital	276,711	224,820
Contributed surplus	103,936	30,881
Accumulated other comprehensive loss	(3,030)	(3,498)
Accumulated deficit	(194,511)	(67,301)
Total shareholders' equity	183,106	184,902
Total liabilities and shareholders' equity	$ 308,908	$ 195,661